INVESTMENT PROPERTIES - Components of investment properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Properties:
Investment properties	$ 7,971,158	$ 5,855,583
Income-producing properties
Investment Properties:
Investment properties	7,727,368	5,786,338	$ 4,377,623
Properties under development
Investment Properties:
Investment properties	162,817	31,488	51,310
Land held for development
Investment Properties:
Investment properties	$ 80,973	$ 37,757	$ 28,966